OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 13,636	$ 10,732
Governmental institutions	7,788	6,832
Cloud computing arrangement implementation costs	2,281	0
Governments grants receivables	1,001	782
Hedging derivative	1,487	617
Other	499	503
Other current assets	$ 26,692	$ 19,466